Warrant Liability - Summary of Revaluation of Share Purchase Warrants (Parenthetical) (Details)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 $ / shares
Bought deal July 20, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Closing price per warrant on revaluation | (per share)	$ 0.08	$ 0.10
Bought deal November 30, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Closing price per warrant on revaluation | (per share)	$ 0.02	$ 0.02	$ 0.07	$ 0.09